Loans Due From Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 22, 2019
Loans Due From Third Parties (Details) [Line Items]
Comprised loans				$ 36,220,000
Interest receivable	$ 1,111,322
Net provision	$ 2,244,601	$ 2,176,216	$ 565,187
Debt Instrument, description	The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Description of loan balance	As of December 31, 2019, loan balance of $71,757 aged between 180 ~ 365 days, and balance of $4,799,081 aged over one year.
Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	$ 3,157,292
Loan due date	Sep. 24, 2020
Loan interest rate	8.00%
Two Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	$ 2,776,982
One Third Party [Member]
Loans Due From Third Parties (Details) [Line Items]
Non-interest bearing loan	$ 17,949